Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS [Abstract]
Intangible Assets
	Cost	Accumulated Amortization	Net Book Value

Favorable lease terms December 31, 2017	$83,716	$ (75,636)	$8,080
Additions	—	(3,748)	(3,748)
Favorable lease terms December 31, 2018	$83,716	$ (79,384)	$4,332
Additions	—	(1,166)	(1,166)
Favorable lease terms December 31, 2019	$83,716	$ (80,550)	$ 3,166

Amortization of Favorable Lease Terms
	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017
Favorable lease terms	$(1,166)	$(3,748)	$(10,872)

Total	$(1,166)	$(3,748)	$(10,872)

Aggregate Amortizations of Intangible Assets
Year	Amount
2020	1,166
2021	1,166
2022	834

Total	$3,166